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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2008
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia         August 14, 2008
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        77
                                             ----------------------------

Form 13F Information Table Value Total:      $ 159,741
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   June 30, 2008


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABB LTD-ADR                     COM     000375204       4135   146000  SH            Sole                   146000
ABBOTT LABORATORIES             COM     002824100       3446    65050  SH            Sole                    65050
ADOBE SYSTEMS INC               COM     00724F101        973    24700  SH            Sole                    24700
ALTRIA GROUP, INC.              COM     02209s103        317    15430  SH            Sole                    15430
ANWORTH MORTGAGE ASSET CORP     COM     037347101       1049   161100  SH            Sole                   161100
APACHE CORP                     COM     037411105        339     2441  SH            Sole                     2441
BAKER HUGHES, INC.              COM     057224107       1511    17300  SH            Sole                    17300
BLANCO LATINOAMERICANO - E      COM     p16994132        202    12500  SH            Sole                    12500
BOARDWALK PIPELINE PTNRS        COM     096627104       1912    81400  SH            Sole                    81400
BOEING COMPANY                  COM     097023105        881    13400  SH            Sole                    13400
BURGER KING HOLDINGS INC.       COM     121208201       1559    58200  SH            Sole                    58200
CHILDREN'S PLACE                COM     168905107       2715    75200  SH            Sole                    75200
COCA COLA CO COM                COM     191216100       1232    23700  SH            Sole                    23700
COMCAST CORPORATION-CL A        COM     20030n101        914    48200  SH            Sole                    48200
CORRECTIONS CORP OF AMER        COM     22025Y407       1338    48700  SH            Sole                    48700
COVANTA HOLDING CORP.           COM     22282e102       1996    74800  SH            Sole                    74800
DISCOVERY HOLDING               COM     25468y107       4329   197150  SH            Sole                   197150
DYNEGY INC.                     COM     26817g102       2359   275878  SH            Sole                   275878
E.W. SCRIPPS CO.-CL A           COM     811054204       2538    61100  SH            Sole                    61100
EATON CORP                      COM     278058102       3042    35800  SH            Sole                    35800
ENERGEN CORP.                   COM     29265n108        281     3600  SH            Sole                     3600
ENTERGY CORP.                   COM     29364g103       1837    15250  SH            Sole                    15250
EXCO RESOURCES INC.             COM     269279402       1528    41400  SH            Sole                    41400
EXXON MOBIL CORP.               COM     30231G102        729     8270  SH            Sole                     8270
FLOWSERVE CORP.                 COM     34354p105        875     6400  SH            Sole                     6400
FOREST OIL                      COM     346091705       3077    41300  SH            Sole                    41300
FPL GROUP                       COM     302571104       3083    47018  SH            Sole                    47018
GENERAL CABLE CORP.             COM     369300108       1290    21200  SH            Sole                    21200
GENERAL DYNAMICS                COM     369550108        606     7202  SH            Sole                     7202
GOLDEN STAR RESOURCES LTD.      COM     38119t104       2617   973000  SH            Sole                   973000
GREY WOLF INC COM               COM     397888108       3196   353900  SH            Sole                   353900
HJ HEINZ CO                     COM     423074103       4292    89700  SH            Sole                    89700
IMAX CORP.                      COM     45245e109       1209   176700  SH            Sole                   176700
ITC HOLDINGS CORP.              COM     465685105       1538    30100  SH            Sole                    30100
ITRON INC.                      COM     465741106       6567    66775  SH            Sole                    66775
ITT INDUSTRIES                  COM     450911102       4971    78500  SH            Sole                    78500
JOHNSON & JOHNSON               COM     478160104        957    14881  SH            Sole                    14881
KRAFT FOODS, INC.               COM     50075n104       2327    81808  SH            Sole                    81808
LINN ENERGY LLC                 COM     536020100       1421    57200  SH            Sole                    57200
LOCKHEED MARTIN                 COM     539830109       2782    28200  SH            Sole                    28200
LUFKIN INDUSTRIES INC.          COM     549764108        375     4500  SH            Sole                     4500
MCDONALD'S CORPORATION          COM     580135101       2789    49600  SH            Sole                    49600
NATIONAL FUEL GAS CO.           COM     636180101        529     8900  SH            Sole                     8900
NATIONAL OILWELL VARCO          COM     637071101       2147    24200  SH            Sole                    24200
PATTERSON ENERGY                COM     703481101       1593    44100  SH            Sole                    44100
PETROLEO BRASILEIRO             COM     71654v408       2925    41300  SH            Sole                    41300
PG&E CORP.                      COM     69331c108       1295    32625  SH            Sole                    32625
PHILIP MORRIS INTERNATIONAL     COM     718172109       4467    90450  SH            Sole                    90450
PPL CORP.                       COM     69351t106       1921    36758  SH            Sole                    36758
REPUBLIC SERVICES               COM     760759100       2887    97200  SH            Sole                    97200
ROCKWELL COLLINGS INC.          COM     774341101       3084    64300  SH            Sole                    64300
SIRIUS SATELLITE RADIO          COM     82966u103       1074   559500  SH            Sole                   559500
SLM CORP.                       COM     78442p106       3634   187800  SH            Sole                   187800
SPX CORP.                       COM     784635104       3162    24000  SH            Sole                    24000
ST. JUDE MEDICAL                COM     790849103       3315    81100  SH            Sole                    81100
STREETTRACKS GOLD TRUST         COM     78463v107       6042    66100  SH            Sole                    66100
SUPERIOR WELL SERVICE INC.      COM     86837x105       1262    39800  SH            Sole                    39800
TENET HEALTHCARE                COM     88033g100       8563  1540100  SH            Sole                  1540100
TRANSITION THERAPEUTICS, INC.   COM     893716209        283    21067  SH            Sole                    21067
TRANSOCEAN INC.                 COM     g90073100       3139    20600  SH            Sole                    20600
TYCO ELECTRONICS LTD            COM     g9144p105       2823    78800  SH            Sole                    78800
URBAN OUTFITTERS, INC.          COM     917047102       4735   151800  SH            Sole                   151800
WAL-MART STORES, INC.           COM     931142103       2900    51600  SH            Sole                    51600
WASTE MANAGEMENT INC            COM     94106l109       3281    87000  SH            Sole                    87000
WENDY'S INTL.                   COM     950590109       1592    58500  SH            Sole                    58500
CAB PUTS 9/20/2008 15.00        PUT     1268048uc        361      951  SH    PUT     Sole                      951
CHS PUTS 8/16/2008 7.50         PUT     1686158tu        915     4357  SH    PUT     Sole                     4357
COF PUTS 9/20/2008 50.00        PUT     14040h8uj        850      680  SH    PUT     Sole                      680
COH PUTS 8/16/2008 35.00        PUT     1897548tg       1212     1865  SH    PUT     Sole                     1865
CYH PUTS 1/17/2009 35.00        PUT     2036688mg        450     1000  SH    PUT     Sole                     1000
FBP PUTS 12/20/2008 10.00       PUT     3186728xb        391     1086  SH    PUT     Sole                     1086
FRE PUTS 10/18/2008 27.00       PUT     3134008vs        880      800  SH    PUT     Sole                      800
GRMN PUTS 1/17/2009 50.00       PUT     g372608mj        484      400  SH    PUT     Sole                      400
MLM PUTS 10/18/2008 115         PUT     5732848vc        764      460  SH    PUT     Sole                      460
VMC PUTS 1/17/2009 70           PUT     9291608mn        750      510  SH    PUT     Sole                      510
ZION PUTS 10/18/2008 50.00      PUT     9897018vj        470      250  SH    PUT     Sole                      250
GW CALLS 9/20/2008 7.50         CALL    3978889iu        427     2249  SH    CALL    Sole                     2249


REPORT SUMMARY               77 DATA RECORDS  159,741    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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